Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	$ 5,915,362	$ 7,062,407
Fair value	5,803,139	7,162,542
Unrealized profit	770	159,535
Unrealized loss	(112,993)	(56,680)
Due Within 1 Year [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	5,915,362	7,062,407
Fair value	5,803,139	7,162,542
Unrealized profit	770	159,535
Unrealized loss	(112,993)	(56,680)
Later than one year [member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank and Government Securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	4,346,002	6,296,639
Fair value	4,240,356	6,353,360
Unrealized profit	1,566	96,180
Unrealized loss	(107,212)	(36,739)
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Notes [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	3,257,912	1,008,450
Fair value	3,258,417	1,008,450
Unrealized profit	515
Unrealized loss	(10)
Chilean Central Bank and Government Securities [Member] | Other Chilean Central Bank and Government securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	1,088,090	5,288,189
Fair value	981,939	5,344,910
Unrealized profit	1,051	96,180
Unrealized loss	(107,202)	(36,739)
Chilean Central Bank and Government Securities [Member] | Due Within 1 Year [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	4,346,002	6,296,639
Fair value	4,240,356	6,353,360
Unrealized profit	1,566	96,180
Unrealized loss	(107,212)	(36,739)
Chilean Central Bank and Government Securities [Member] | Due Within 1 Year [Member] | Chilean Central Bank Bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank and Government Securities [Member] | Due Within 1 Year [Member] | Chilean Central Bank Notes [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	3,257,912	1,008,450
Fair value	3,258,417	1,008,450
Unrealized profit	515
Unrealized loss	(10)
Chilean Central Bank and Government Securities [Member] | Due Within 1 Year [Member] | Other Chilean Central Bank and Government securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	1,088,090	5,288,189
Fair value	981,939	5,344,910
Unrealized profit	1,051	96,180
Unrealized loss	(107,202)	(36,739)
Chilean Central Bank and Government Securities [Member] | Later than one year [member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank and Government Securities [Member] | Later than one year [member] | Chilean Central Bank Bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank and Government Securities [Member] | Later than one year [member] | Chilean Central Bank Notes [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank and Government Securities [Member] | Later than one year [member] | Other Chilean Central Bank and Government securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	16,706	13,897
Fair value	13,534	16,731
Unrealized profit	(3,134)	2,834
Unrealized loss	(38)
Other Chilean securities [Member] | Time deposits in Chilean financial institutions [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	967
Fair value	952
Unrealized profit
Unrealized loss	(15)
Other Chilean securities [Member] | Mortgage finance bonds of Chilean financial institutions [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	10,746
Fair value	10,821
Unrealized profit	98
Unrealized loss	(23)
Other Chilean securities [Member] | Chilean financial institution bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Chilean corporate bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	4,993	305
Fair value	1,761	2,410
Unrealized profit	(3,232)	2,105
Unrealized loss
Other Chilean securities [Member] | Due Within 1 Year [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	16,706	13,897
Fair value	13,534	16,731
Unrealized profit	(3,134)	2,834
Unrealized loss	(38)
Other Chilean securities [Member] | Due Within 1 Year [Member] | Time deposits in Chilean financial institutions [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	967
Fair value	952
Unrealized loss	(15)
Other Chilean securities [Member] | Due Within 1 Year [Member] | Mortgage finance bonds of Chilean financial institutions [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	10,746
Fair value	10,821
Unrealized profit	98
Unrealized loss	(23)
Other Chilean securities [Member] | Due Within 1 Year [Member] | Chilean financial institution bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Due Within 1 Year [Member] | Chilean corporate bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Due Within 1 Year [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	4,993	305
Fair value	1,761	2,410
Unrealized profit	(3,232)	2,105
Unrealized loss
Other Chilean securities [Member] | Later than one year [member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Later than one year [member] | Time deposits in Chilean financial institutions [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Later than one year [member] | Mortgage finance bonds of Chilean financial institutions [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Later than one year [member] | Chilean financial institution bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Later than one year [member] | Chilean corporate bonds [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean securities [Member] | Later than one year [member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	1,552,654	751,871
Fair value	1,549,249	792,451
Unrealized profit	2,338	60,521
Unrealized loss	(5,743)	(19,941)
Foreign financial securities [Member] | Foreign Central Banks and Government securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	1,442,753
Fair value	1,438,155
Unrealized profit	1,145
Unrealized loss	(5,743)
Foreign financial securities [Member] | Other foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	109,901
Fair value	111,094
Unrealized profit	1,193
Unrealized loss
Foreign financial securities [Member] | Due Within 1 Year [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	1,552,654	751,871
Fair value	1,549,249	792,451
Unrealized profit	2,338	60,521
Unrealized loss	(5,743)	(19,941)
Foreign financial securities [Member] | Due Within 1 Year [Member] | Foreign Central Banks and Government securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	1,442,753
Fair value	1,438,155
Unrealized profit	1,145
Unrealized loss	(5,743)
Foreign financial securities [Member] | Due Within 1 Year [Member] | Other foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost	109,901
Fair value	111,094
Unrealized profit	1,193
Unrealized loss
Foreign financial securities [Member] | Later than one year [member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Foreign financial securities [Member] | Later than one year [member] | Foreign Central Banks and Government securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Foreign financial securities [Member] | Later than one year [member] | Other foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Time deposits in Chilean financial institutions [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		299
Fair value		299
Unrealized profit
Unrealized loss
Time deposits in Chilean financial institutions [Member] | Due Within 1 Year [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		299
Fair value		299
Unrealized profit
Unrealized loss
Time deposits in Chilean financial institutions [Member] | Later than one year [member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Mortgage finance bonds of Chilean financial institutions [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		13,293
Fair value		14,022
Unrealized profit		729
Unrealized loss
Mortgage finance bonds of Chilean financial institutions [Member] | Due Within 1 Year [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		13,293
Fair value		14,022
Unrealized profit		729
Unrealized loss
Mortgage finance bonds of Chilean financial institutions [Member] | Later than one year [member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank Bonds [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank Bonds [Member] | Due Within 1 Year [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank Bonds [Member] | Later than one year [member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean corporate bonds [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean corporate bonds [Member] | Due Within 1 Year [Member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean corporate bonds [Member] | Later than one year [member] | Other Chilean securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Foreign Central Banks and Government securities [Member] | Foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		269,477
Fair value		269,803
Unrealized profit		20,267
Unrealized loss		(19,941)
Foreign Central Banks and Government securities [Member] | Due Within 1 Year [Member] | Foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		269,477
Fair value		269,803
Unrealized profit		20,267
Unrealized loss		(19,941)
Foreign Central Banks and Government securities [Member] | Later than one year [member] | Foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other foreign financial securities [Member] | Foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		482,394
Fair value		522,648
Unrealized profit		40,254
Unrealized loss
Other foreign financial securities [Member] | Due Within 1 Year [Member] | Foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost		482,394
Fair value		522,648
Unrealized profit		40,254
Unrealized loss
Other foreign financial securities [Member] | Later than one year [member] | Foreign financial securities [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss [Line Items]
Amortized cost
Fair value
Unrealized profit
Unrealized loss